Convertible Notes	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible Notes
13.	CONVERTIBLE NOTES
Notes issued to Huazhong
In June 2017, Puxin Education and Mr. Yunlong Sha entered into a convertible note investment agreement with Jiangyin Huazhong Investment Management Co., Ltd. (“Huazhong”). Pursuant to this agreement, Huazhong provides a credit facility in an amount up to RMB
300,000
to Puxin Education and has the right to elect to convert the unpaid and outstanding amount under the credit facility into ordinary shares of Puxin Limited upon its initial public offering. The conversion price per ordinary share will be equal to
90
%,
80
% and
70
% of the public offering price of the ordinary shares if the public offering application is submitted before or by December 31, 2018, between January 1 and December 31, 2019, or between January 1 and December 31, 2020, respectively. If IPO fails to occur before or by December 31, 2020, the note could be converted to shares. In July 2017, November 2017 and February 2018, Puxin Education had drawn down a principal amount totaled at RMB
190,000
under the credit facility. The note bears a simple annual interest rate of
12
% and has a maturity term of
22
months since the date the issuer received the first proceed and can be extended for another
36
months. Pursuant to the agreement, Puxin Education committed to guarantee Huazhong an Internal Rate of Return (“IRR”) of no less than
18
% per annual if Huazhong chooses to withdraw earlier or by the
58th month
of investment. Puxin Education is obligated to pay the compensation amount equals to the shortfall to Huazhong. However, if for 20 consecutive trading days, the weighted average trading price provides Huazhong an IRR of above
30
%, Puxin Education is no longer liable for the compensation. In the event of (1) certain misconduct by the Company, (2) the Company establishes the planned VIE structure in contemplating a IPO overseas and the Huazhong decided not to convert the note into the shares of the Company, or (3) the total net profits in aggregation of the Company from 2017 to 2019 is less than RMB
950,000
, Huazhong has the option to demand Puxin Education to redeem the note at a price equal to the principal amount plus any accrued unpaid interest at a rate of
18
% per annum. The fair value option was elected for the convertible note
.
In February 2018, the Company entered into an amendment agreement with Huazhong, Mr. Yunlong Sha, Puxin Education and China Central International Asset Management Co., Ltd. (“China Central International”, Huazhong’s related party company). Pursuant to the amendment agreement, Huazhong waived its conversion rights to the note, in return, the Company issued warrants to China Central International, with the total exercise amount equal to the convertible note of RMB190,000 issued by Puxin Education to Huazhong. The exercise price of warrants is the same as the conversion price stipulated in the original convertible note agreement. These warrants shall be exercisable (i) from the completion of an IPO and the expiration of three months lock-up
period that China Central International is subject to; or (ii) after December 31, 2020.
The amendment of the convertible note to Huazhong was accounted for as an extinguishment of the original convertible note, and issuance of a new note and warrants. With the assistance from an independent third party appraiser, as of the amendment date, the fair value of the original convertible note, the new note and the warrants were RMB207,300, RMB193,400 and RMB14,800, respectively. A loss of RMB900 was recorded in the consolidated statements of operations for the year ended December 31, 2018, which was measured as the difference between the reacquisition price of convertible notes (represented by the fair value of the new note and the warrants) and the carrying amount of the extinguished convertible note.
Loss on changes in the convertible note’s fair value of RMB7,100 from January 1, 2018 to the amendment date were recorded in the consolidated statements of operations for the year ended December 31, 2018. Pursuant to the warrants agreement, up until the
58
th
month from the original date of drawdown, if the aggregate profit received by the warrants holder in selling the warrants shares (the “Actual Return”) is less than a minimum return calculated based on certain formula (the “Minimum Return”), the Company shall cause Mr. Yunlong Sha and/or Puxin Education to compensate the warrants holder in cash for the difference between the Actual Return and the Minimum Return.
The warrants were recorded as a liability at fair value on issuance date, and subsequently marked to market at each reporting period end. As of December 31, 2018, the fair value of the warrants were RMB nil. Gain on changes in fair value of RMB14,800 were recorded in the consolidated statements of operations for the year ended December 31, 2018. No warrants were exercised or expired for the year ended December 31, 2018.
As described in Note
14
, the warrants expired in March 2019 and Puxin Education fully repaid the new note of Huazhong in May 2019.

Notes issued to Haitong
On August 4, 2017, Puxin Limited issued convertible note at the principle amount of USD25,000 (equivalent to RMB168,180) to Haitong International Investment Holdings Limited (“Haitong”). The note has a maturity term of 5 years since the date of the note. The convertible note bears a compound interest rate of 12% per annum. If the Company’s IPO occurs before or by June 30, 2019, the convertible note will be automatically converted into Puxin Limited ordinary shares upon completion of the IPO. The conversion price per ordinary share will be equal to 70%, 65% or 60% of the offering price of the ordinary shares if the IPO is completed before or by December 31, 2018, between January 1 and March 31, 2019, or between April 1 and June 30, 2019, respectively. If IPO fails to occur before or by June 30, 2019, the convertible note will be automatically converted into redeemable and convertible preferred shares on July 1, 2019 except that Haitong notifies the Company of its decision to choose repayment in cash for the principal and accrued interest at least 5 business days prior to June 30, 2019. If the Company contemplates a change-in-control
transaction (“trade sale”) prior to full repayment of the note, Haitong shall have the right to (i) declare all indebtedness under this note become immediately due and payable in full on or prior to the closing of the trade sale; (ii) convert all such indebtedness into such number of converted preferred shares calculated by dividing the outstanding principal amount by the applicable preferred share conversion price on or prior to the closing of the trade sale. The Company elected the fair value option for the convertible note.
Upon the completion of the Company’s IPO, the convertible notes issued to Haitong automatically converted into 4,201,681 ordinary shares at the conversion price of USD5.95, which equal to 70% of the IPO price of the ordinary shares.
Loss on
changes in fair value of USD6,714 (equivalent to RMB42,792),
USD nil and
 USD
nil were recorded in the consolidated statements of operations for the years ended December 31,
 20
1
8,
2019 and 2020, respectively.
Notes issued to CICC
On September 29, 2017, Puxin Limited issued convertible note at the principle amount of USD23,000 (equivalent to RMB153,026) to CICC ALPHA Eagle Investment Limited (“CICC ALPHA”). The note bears a simple annual interest rate of 15% and has a maturity term of 4 years since the date of the note. If the Company’s IPO occurs before or by June 30, 2020, CICC ALPHA has the right to convert all or any part of the outstanding principal amount into ordinary shares upon completion of the IPO. The conversion price per ordinary share will be equal to 70% or 55% of the public offering price of the ordinary shares if the Company’s IPO is completed before or by June 30, 2019 or between July 1, 2019 and June 30, 2020, respectively. The portion of the outstanding principal amount that CICC ALPHA elects not to be converted into the Company’s ordinary share will be redeemed and repurchased by the Company on the completion of the IPO at a redemption price calculated based on a compound interest rate of 15% per annum. If IPO fails to occur before or by June 30, 2020, CICC ALPHA has the right to convert all or any part of the outstanding amount into preferred shares. In the event of default, CICC ALPHA may request the Company to immediately redeem the convertible note. Pursuant to the agreement, if after IPO, the IRR of the notes holder upon exit is below 25%, the founder Mr. Yunlong Sha
 should compensate CICC ALPHA for the shortfall (“Floor Return”). If the IRR of CICC ALPHA exceeds 30%, CICC ALPHA shall pay Mr. Yunlong Sha certain awards (“Founder Awards”). The features of Founder Awards and Floor Return are freestanding derivatives that are required to be separately accounted for as derivative liabilities under ASC 815. The Company elected the fair value option for the convertible note.
Upon the completion of the Company’s IPO, CICC ALPHA exercised its conversion right. The convertible notes issued to CICC ALPHA has been converted into 3,865,547 ordinary shares at the conversion price of USD5.95 which equal to 70% of the IPO price of the ordinary shares.
The convertible note consideration received were allocated between the convertible notes and two derivatives using the residual value method.
In 2020, CICC ALPHA and Mr. Yunlong Sha, the founder, settled the shortfall under the Floor Return obligation where the founder paid
 USD41,945 (equivalent to RMB293,861) to CICC ALPHA to purchase 3,865,547 ordinary shares of the Company and relieved the Company’s derivative liabilities. The Company recorded the extinguishment of the derivative liabilities as capital contribution from the founder.
As of December 31, 2018
,
 2019
 and 2020,
 the fair value of the derivative liabilities was USD9,300 (equivalent to RMB63,942
),
 USD24,740 (equivalent to RMB172,235)
 and USD nil,
 respectively.
Loss on

c
hanges in fair value of derivative liabilities were USD6,500 (equivalent to RMB44,288)
,
 USD15,440 (equivalent to RMB104,589)
and USD2,939 (equi
valent to RMB20,91
7
)
recorded in the consolidated statements of operations for the years ended December 31, 2018
,
 2019
 and 202
0. Loss on

 changes
in fair value of the convertible note aggregated to USD8,217 (equivalent to RMB52,368)
,
USD
nil
 and US
D
 nil were recorded in the consolidated statements of operations for the years ended December 31, 2018
,
 2019
 and 2020, respectively.
As part of the agreements with the noteholders, the Company and Puxin Education pledged certain equity interest of themselves and its subsidiaries of the Group as described in Note 2
3
. The convertible notes agreements also contain covenants customary for a financing of this size and nature.